Cover	Aug. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2024
Entity File Number	333-255392
Entity Registrant Name	ANKAM INC.
Entity Central Index Key	0001781629
Entity Tax Identification Number	61-1900749
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5F., No. 97, Jingye 1st Rd
Entity Address, Address Line Two	Zhongshan Dist.
Entity Address, City or Town	Taipei City 104
Entity Address, Country	TW
Entity Address, Postal Zip Code	00000
City Area Code	886
Local Phone Number	928486237
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false